STOCKHOLDERS' EQUITY, Preferred Stock and Common Stock (Details) - $ / shares	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Stockholders' Equity [Abstract]
Preferred stock, shares authorized (in shares)	1,000,000	1,000,000
Preferred stock, par value (in dollars per share)	$ 0.0001	$ 0.0001
Preferred stock, shares issued (in shares)	0	0
Preferred stock, shares outstanding (in shares)	0	0
Minimum [Member]
Stockholders' Equity [Abstract]
Voting percentage of common stock	90.00%
Class A Common Stock [Member]
Stockholders' Equity [Abstract]
Common stock, shares authorized (in shares)	200,000,000	200,000,000
Common stock, par value (in dollars per share)	$ 0.0001	$ 0.0001
Common stock, shares issued (in shares)	1,636,173	1,138,051
Common stock, shares outstanding (in shares)	1,636,173	1,138,051
Voting right per share	One vote
Common stock subject to possible redemption (in shares)	23,363,827	23,861,949
Class B Common Stock [Member]
Stockholders' Equity [Abstract]
Common stock, shares authorized (in shares)	20,000,000	20,000,000
Common stock, par value (in dollars per share)	$ 0.0001	$ 0.0001
Common stock, shares issued (in shares)	6,250,000	6,250,000
Common stock, shares outstanding (in shares)	6,250,000	6,250,000
Voting right per share	One vote
Class C Common Stock [Member]
Stockholders' Equity [Abstract]
Common stock, shares authorized (in shares)	27,000,000	27,000,000
Common stock, par value (in dollars per share)	$ 0.0001	$ 0.0001
Common stock, shares issued (in shares)	0	0
Common stock, shares outstanding (in shares)	0	0